INCOME TAXES - Components of tax OCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred income taxes attributed to:
Financial instruments designated as cash flow hedges	$ 7	$ 13	$ 5
Other	(7)	(3)	0
Revaluation surplus
Origination and reversal of temporary differences	(882)	(828)	(388)
Relating to changes in tax rates / imposition of new tax laws	(162)	0	0
Total deferred income taxes	$ (1,044)	$ (818)	$ (383)